Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2021
Entity File Number	000-32891
Entity Registrant Name	1ST CONSTITUTION BANCORP
Entity Central Index Key	0001141807
Entity Tax Identification Number	22-3665653
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	2650 Route 130
Entity Address, Address Line Two	P.O. Box 634
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	655-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	FCCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable